Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 14,291,033	$ 9,867,091	$ 8,077,834
Related Party
Lessee, Lease, Description [Line Items]
Operating lease expenses	7,824,362
Lease Expense for Office Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	439,203	390,632	289,442
Lease Expense for Vessel Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 6,027,468	$ 9,476,459	$ 7,788,392